Stock-Based Compensation - Schedule of allocated share-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 361	$ 1,345	$ 3,859	$ 2,094
Cost of sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		5		10
Selling and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 361	$ 1,340	$ 3,859	$ 2,084